Business Combinations (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
schedule of pro forma financial information
Fair Value
Cash and cash equivalents	$630,056
Other receivables and prepayment	2,327
Other receivables – related party	274,543
Property, plant and equipment, net	31,248
Intangible assets	615,830
Total assets	1,554,004

Other payables – related parties	(24,901)
Accrued expenses and other liabilities	(33,598)
Total liabilities	(58,499)
Net assets acquired for shares issued	$1,495,505

schedule of pro forma financial information
	For the Year Ended December 31, 2019
	(Unaudited)
			Adjustment for
	Oriental		Business	Pro Forma
	Culture	HKDAEx	Combination	Combined
OPERATING REVENUES:
Net revenues	$13,203,049	$57,434	$(57,434)	$13,203,049
Net revenues - related parties	246,386	-	-	246,386
Total operating revenues	13,449,435	57,434	(57,434)	13,449,435

COST OF REVENUES:
Cost of revenues	(702,003)	(20,195)	-	(722,198)
Cost of revenues - related party	(607,679)	-	-	(607,679)
Total cost of revenues	(1,309,682)	(20,195)	-	(1,329,877)

GROSS PROFIT	12,139,753	37,239	(57,434)	12,119,558

OPERATING EXPENSES:
Selling and marketing expenses	(550,373)	-	-	(550,373)
Selling and marketing expenses - related party	(124,857)	-	-	(124,857)
General and administrative expenses	(1,744,046)	(557,470)	57,434	(2,244,082)
General and administrative expenses – related parties	(409,605)	(17,868)		(427,473)
Total operating expenses	(2,828,881)	(575,338)	57,434	(3,346,785)

INCOME (LOSS) FROM OPERATIONS	9,310,872	(538,099)	-	8,772,773

OTHER INCOME (EXPENSES), NET	113,035	(4,140)	-	108,895

INCOME (LOSS) BEFORE INCOME TAXES	9,423,907	(542,239)	-	8,881,668

PROVISION FOR INCOME TAX	-	-	-	-

NET INCOME (LOSS)	$9,423,907	$(542,239)	$-	$8,881,668

OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment	(228,132)	6,945	-	(221,187)

COMPREHENSIVE INCOME (LOSS)	$9,195,775	$(535,294)	$-	$8,660,481

WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic and diluted*	12,250,000			15,190,000

EARNINGS PER SHARE
Basic and diluted*	$0.77			$0.58
*	gives retroactive effect to the surrender of an aggregate of 12.5% of our then outstanding ordinary shares, from our existing shareholders at no consideration to the Company as treasury shares on November 8, 2019, and retroactive effect to the surrender of an aggregate of 30.0% of our then outstanding ordinary shares, from our existing shareholders at no consideration to the Company as treasury shares on May 28, 2020.

Schedule of consolidated income statement reporting period
May 9 2019 – December 31, 2019
Revenues	$57,434
Net loss	$(336,035)